Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.44%	(0.06%)
Net Unrealized Appreciation/(Depreciation)	$ 1,693,363	$ (87,971)
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.81%	0.71%
Net Unrealized Appreciation/(Depreciation)	$ 956,065	$ 1,144,023
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.63%	(0.77%)
Net Unrealized Appreciation/(Depreciation)	$ 737,298	$ (1,231,994)
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.88%	0.42%
Net Unrealized Appreciation/(Depreciation)	$ 1,031,962	$ 677,368
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	0.15%
Net Unrealized Appreciation/(Depreciation)	$ 7,589	$ 240,490
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.16%	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 191,088	$ 17,302
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.56%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ 656,175	$ (60,781)
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 4,688	$ 2,016
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ 289
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 3,625
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 62
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.56%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ 647,800	$ (63,086)
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 5,270	$ (260)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	0.25%
Net Unrealized Appreciation/(Depreciation)	$ 7,510	$ 394,440
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.02%	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 17,945	$ 14,560
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.12%	0.04%
Net Unrealized Appreciation/(Depreciation)	$ 146,385	$ 71,617
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.97%)	1.86%
Net Unrealized Appreciation/(Depreciation)	$ (1,136,821)	$ 2,978,285
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.07%)	0.29%
Net Unrealized Appreciation/(Depreciation)	$ (75,897)	$ 466,655
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.02%	0.05%
Net Unrealized Appreciation/(Depreciation)	$ 25,466	$ 78,750
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.14%)	(0.13%)
Net Unrealized Appreciation/(Depreciation)	$ (169,882)	$ (209,775)
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	0.29%
Net Unrealized Appreciation/(Depreciation)	$ (1,016)	$ 473,437
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ 5,484
Short Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.29%
Net Unrealized Appreciation/(Depreciation)		$ 467,953
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ (7,790)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.02%	(0.05%)
Net Unrealized Appreciation/(Depreciation)	$ 27,962	$ (86,298)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ 13,990	$ (14,696)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.03%	0.14%
Net Unrealized Appreciation/(Depreciation)	$ 35,373	$ 225,237
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.60%	(2.63%)
Net Unrealized Appreciation/(Depreciation)	$ 1,874,119	$ (4,210,279)